SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
SHORT-TERM INVESTMENTS
Summary of short-term investments

	As of December 31,
	2023	2024
	RMB	RMB
Time deposits	1,204,059	—
Wealth management products	354,256	—
Total	1,558,315	—